Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,890)	$ (1,745)
Adjustments to reconcile net loss to net cash used in operating activities:
Capital loss	152	64
Depreciation and amortization	605	732
Increase (decrease) in accrued severance pay, net	9	(11)
Interest and linkage differences in regard to shareholders and subsidiaries	(127)	19
Benefit component	1,357
Changes in assets and liabilities:
Decrease (increase) in inventories	7	(56)
Decrease (increase) in trade receivables	(15)	12
Increase (decrease) in related parties	56	(13)
Decrease in other accounts receivable	3	90
Increase (decrease) in trade payables	(125)	96
Increase (decrease) in accrued expenses and other current liabilities	142	(24)
Net cash used in operating activities	(826)	(836)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases and production of property and equipment	(497)	(607)
Proceeds from sales of property and equipment	111	111
Short-term bank deposits, net	28	9
Net cash used in investing activities	(358)	(487)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties, net	827	111
Proceeds from long-term loans from others, net	263	793
Net cash provided by financing activities	1,090	904
Effect of exchange rate changes on cash and cash equivalents	(2)	2
Decrease in cash and cash equivalents	(96)	(417)
Cash and cash equivalents at the beginning of the year	291	708
Cash and cash equivalents at the end of the year	195	291
Non-cash investing and financing activities:
Cash paid during the year for interest	219	230
Cash paid during the period for income taxes		2
Acquisition of property and equipment on short-term credit	153	154
Receivables in regard to property and equipment	73	168
Conversion of loan into shares	$ 2,000